STATEMENT OF CASH FLOWS (Details) - Schedule of consolidated statement of cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Consolidated Statement Of Cash Flow Abstract
Net cash flows from (used in) operating activities	$ (36,701)	$ (65,901)
Net cash flows from (used in) investment activities	(146)	17,223
Net cash flows from (used in) financing activities	7,703
Effects of variation in the exchange rate on cash and cash equivalents	29,144	48,678
Net increase (decrease) in cash and cash equivalents